CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property and equipment	$ 19,163	$ 17,196
Deferred tax assets	326	323
Other taxes receivable	0	3,814
Other non-current assets	1,278	1,408
Total Non-current assets	20,767	22,741
Current assets
Inventories	10,098	6,432
Trade and other receivables	13,888	15,783
Income tax receivables	3,153	3,041
Other taxes receivable	3,746	4,227
Prepaid expenses	4,067	5,903
Term deposits and other financial assets	1,162	78,585
Cash and cash equivalents	76,670	55,360
Total Current assets	112,784	169,331
Total Assets	133,551	192,072
Equity
Share capital	286,156	283,093
Share premium	1,792,181	1,792,181
Other reserves	178,520	180,442
Accumulated losses	(2,230,584)	(2,168,924)
Equity attributable to the equity holders of the Company	26,273	86,792
Non-controlling interests	(539)	(506)
Total Equity	25,734	86,286
Non-current liabilities
Non-current borrowings	7,929	7,260
Trade and other payables	6	6
Deferred tax liabilities	126	540
Other taxes payable	0	1,626
Provisions for liabilities and other charges	721	638
Total Non-current liabilities	8,782	10,070
Current liabilities
Current borrowings	3,793	3,938
Trade and other payables	57,954	44,301
Income tax payables	12,456	13,510
Other taxes payable	11,478	13,994
Provisions for liabilities and other charges	8,522	12,893
Deferred income	4,832	7,080
Total Current liabilities	99,035	95,716
Total Liabilities	107,817	105,786
Total Equity and Liabilities	$ 133,551	$ 192,072